Long-Term Debt	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Long-Term Debt

8. LONG-TERM DEBT

Long-term debt at December 31, 2016 and 2015 is as follows:

	2016	2015
Revolving credit facility	$104,111	$20,000
Equipment notes payable	2,680	3,972
Notes payable	14,438	60,005
7.375% senior notes	272,998	271,998
Subtotal	394,227	355,975

Current portion of equipment note payable	(1,320)	(1,293)
Current portion of note payable	(1,145)	(6,213)
Capital leases (included in other long term liabilities)	(1,360)	(2,679)
Total	$390,402	$345,790

Credit agreement

On December 30, 2016, the Company, Great Lakes Dredge & Dock Company, LLC, NASDI Holdings, LLC, Great Lakes Dredge & Dock Environmental, Inc., Great Lakes Environmental & Infrastructure Solutions, LLC and Great Lakes Environmental & Infrastructure, LLC (collectively, the “Credit Parties”) entered into a revolving credit and security agreement, as subsequently amended, (the “Credit Agreement”) with certain financial institutions from time to time party thereto as lenders, PNC Bank, National Association, as Agent, PNC Capital Markets, The PrivateBank and Trust Company, Suntrust Robinson Humphrey, Inc., Capital One, National Association and Bank of America, N.A., as Joint Lead Arrangers and Joint Bookrunners, Texas Capital Bank, National Association, as Syndication Agent and Woodforest National Bank, as Documentation Agent. The Credit Agreement, which replaced the Company’s former revolving credit agreement, provides for a senior secured revolving credit facility in an aggregate principal amount of up to $250,000, subfacilities for the issuance of standby letters of credit up to a $250,000 sublimit and swingline loans up to a $25,000 sublimit. The maximum borrowing capacity under the Credit Agreement is determined by a formula and may fluctuate depending on the value of the collateral included in such formula at the time of determination.   The Credit Agreement also includes an increase option that will allow the Company to increase the senior secured revolving credit facility by an aggregate principal amount of up to $100,000. This increase is subject to lenders providing incremental commitments for such increase, the Credit Parties having adequate borrowing capacity and provided that no default or event of default exists both before and after giving effect to such incremental commitment increase.

The Credit Agreement contains customary representations and affirmative and negative covenants, including a springing financial covenant that requires the Credit Parties to maintain a fixed charge coverage ratio (ratio of earnings before income taxes, depreciation and amortization, net interest expenses, non-cash charges and losses and certain other non-recurring charges, minus capital expenditures, income and franchise taxes, to net cash interest expense plus scheduled cash principal payments with respect to debt plus restricted payments paid in cash) of not more than 1.10 to 1.00.  The Credit Parties are also restricted in the amount of capital expenditures they may make in each of the next three fiscal years.  The Credit Agreement also contains customary events of default (including non-payment of principal or interest on any material debt and breaches of covenants) as well as events of default relating to certain actions by the Company’s surety bonding providers. The obligations of the Credit Parties under the Credit Agreement will be unconditionally guaranteed, on a joint and several basis, by each existing and subsequently acquired or formed material direct and indirect domestic subsidiary of the Company. Borrowings under the Credit Agreement will be used to refinance existing indebtedness under the Company’s former revolving credit agreement, refinance existing indebtedness under the Company’s former term loan agreement, pay fees and expenses related to the Credit Agreement, finance acquisitions permitted under the Credit Agreement, finance ongoing working capital and for other general corporate purposes. The Credit Agreement matures on December 30, 2019; provided that the maturity date shall be accelerated to November 3, 2018 if the Company fails to refinance its unsecured senior notes that mature February 1, 2019.  The refinanced notes must have a maturity on or after March 31, 2020.

The obligations under the Credit Agreement are secured by substantially all of the assets of the Credit Parties. The outstanding obligations thereunder shall be secured by a valid first priority perfected lien on substantially all of the vessels of the Credit Parties and a valid perfected lien on all domestic accounts receivable and substantially all other assets of the Credit Parties, subject to the permitted liens and interests of other parties (including the Company’s surety bonding provider).

Interest on the senior secured revolving credit facility of the Credit Agreement is equal to either a Base Rate option or LIBOR option, at the Company’s election. The Base Rate option is (1) the base commercial lending rate of PNC Bank, National Association, as publically announced plus (2)(a) an interest margin of 2.0%  or (b) after the date on which a borrowing base certificate is required to be delivered under Section 9.2 of the Credit Agreement (commencing with the fiscal quarter ending December 31, 2017, the “Adjustment Date”), an interest margin ranging between 1.5% and 2.0% depending on the quarterly average undrawn availability on the senior secured revolving credit facility.  The LIBOR option is the sum of (1) LIBOR and (2) (a) an interest margin of 3.0% or (b) after the Adjustment Date, an interest rate margin ranging between 2.5% to 3.0% per annum depending on the quarterly average undrawn availability on the senior secured revolving credit facility. The Credit Agreement is subject to an unused fee ranging from 0.25% to 0.375% per annum depending on the amount of average daily outstandings under the senior secured revolving credit facility.

As of December 31, 2016, the Company had $104,111 of borrowings on the revolver and $63,339 of letters of credit outstanding, resulting in $47,522 of availability under the Credit Agreement.

Prior revolving credit agreement and term loan facility

In conjunction with the Credit Agreement entered into on December 30, 2016, the senior revolving credit agreement with an aggregate principal amount of up to $199,000 and the senior secured term loan facility consisting of a term loan in an aggregate principal amount of $50,000 was paid in full. Depending on the Company’s consolidated leverage ratio, previous borrowings under the revolving credit facility beared interest at the option of the Company at either a LIBOR rate plus a margin of between 1.50% to 2.50% per annum or a base rate plus a margin of between 0.50% to 1.50% per annum. The previous borrowings under the Term Loan Facility beared interest at a fixed rate of 4.655% per annum.

Senior notes

The Company has outstanding $275,000 of 7.375% senior notes due March 2020. In January 2011, the Company issued $250,000 of senior notes and in November 2014 added $25,000 of senior notes. The balance sheet reflects senior notes, at December 31, 2016 of $272,998, which includes the balance outstanding, unamortized deferred financing fees and the debt discount on the November 2014 notes. As of February 1, 2015, there is an optional redemption on all notes. The redemption prices are 103.7% in 2015, 101.8% in 2016 and 100% in any year following, until the notes mature in 2019.  Interest is paid semi-annually and principal is due at maturity.

Other

The Company enters into note arrangements to finance certain vessels and ancillary equipment. During the first quarter of 2015, the Company financed the $15,569 acquisition of a vessel previously under an operating lease with a note bearing interest at 5.75% to maturity in 2023.

The scheduled principal payments through the maturity date of the Company’s long-term debt, excluding equipment notes and capital leases, at December 31, 2016, are as follows:

Years Ending December 31
2017	$41,145
2018	1,212
2019	340,613
2020	1,815
2021	1,922
Thereafter	6,878
Total	$393,585

The Company incurred amortization of deferred financing fees for its long term debt of $2,438, $1,729 and $1,453 for each of the years ended December 31, 2016, 2015 and 2014. Such amortization is recorded as a component of interest expense.